Long-term interest bearing debt and interest expenses - Schedule of Debt Facilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Related party debt	$ 200.0	$ 202.5
Long-term debt	2,447.9	2,452.5
Less: current portion	(166.7)	(166.7)
Long-term portion of interest bearing debt	2,281.2	2,285.8
Line of Credit
Debt Instrument [Line Items]
Long-term debt	1,503.4	1,750.0
Loans Payable
Debt Instrument [Line Items]
Long-term debt	744.5	500.0
Credit Facility US$2,000 | Line of Credit
Debt Instrument [Line Items]
Long-term debt	1,503.4	1,750.0
NOK1,500 Million Floating Interest Rate Bond | Loans Payable
Debt Instrument [Line Items]
Long-term debt	244.5	0
US $500 Million Fixed Interest Bond | Loans Payable
Debt Instrument [Line Items]
Long-term debt	500.0	500.0
US $85 Million Unsecured Revolving Shareholder Loan | Line of Credit
Debt Instrument [Line Items]
Related party debt	5.0	175.0
US $27.5 Million Shareholder Loan | Loans Payable
Debt Instrument [Line Items]
Related party debt	0	27.5
US $195 Million Loan | Loans Payable
Debt Instrument [Line Items]
Related party debt	$ 195.0	$ 0